Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jul. 27, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
Meydenbauer Dividend Growth Fund | No Load Class
Prospectus:
Trading Symbol	CMDGX